INTEREST-BEARING LOANS AND BORROWINGS - Short-term loans from banks (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)
Short-term loans from banks
Short-term loans from banks	₫ 24,210,045	$ 994,865,215	₫ 24,337,193	$ 1,019,743,280
Bank 1
Short-term loans from banks
Short-term loans from banks	6,032,808	247,906,637	9,673,428	405,322,577
Bank 2
Short-term loans from banks
Short-term loans from banks	6,602,705	271,325,457	5,808,527	243,380,818
Bank 3
Short-term loans from banks
Short-term loans from banks	2,606,592	107,112,883	1,999,554	83,782,543
Bank 4
Short-term loans from banks
Short-term loans from banks	1,439,745	59,163,550	1,495,421	62,659,072
Bank 5
Short-term loans from banks
Short-term loans from banks	1,088,269	44,720,321	1,300,000	54,470,795
Bank 6
Short-term loans from banks
Short-term loans from banks	462,805	19,018,081	824,671	34,554,208
Bank 7
Short-term loans from banks
Short-term loans from banks	3,984,964	163,754,428	2,994,392	125,466,838
Bank 8
Short-term loans from banks
Short-term loans from banks	257,001	10,560,962	₫ 241,200	$ 10,106,429
Bank 9
Short-term loans from banks
Short-term loans from banks	780,625	32,078,282
Bank 10
Short-term loans from banks
Short-term loans from banks	441,945	18,160,879
Bank 11
Short-term loans from banks
Short-term loans from banks	442,736	18,193,384
Loans from others
Short-term loans from banks
Short-term loans from banks	₫ 69,850	$ 2,870,351